Associates and joint arrangements - Summary of Investments (Details) - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025
Investment in associates and joint arrangements
Investment in joint ventures	€ 5,294	€ 6,342
Investment in associates	1,198	550
Total investment in joint ventures and associates	6,492	6,892
Share of net liabilities in joint ventures	0	(96)
Share of net liabilities in Associates	(102)	0
Contingent liabilities incurred in relation to interests in joint ventures	€ (102)	€ (96)